Earnings per Share - Deutsche Bank AG - € / shares shares in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per Common Share [Line Items]
Basic (in EUR per share)	[1]	€ 2.99	€ 1.89	€ 2.83
Diluted (in EUR per share)	[1]	€ 2.93	€ 1.85	€ 2.77
Number of shares
Denominator for basic earnings per share – weighted-average shares outstanding (in shares)		1,954.5	1,993.6	2,064.1
Denominator for diluted earnings per share – adjusted weighted-average shares after assumed conversions (in shares)		1,998.0	2,039.3	2,104.0

[1]	Earnings were adjusted by € 761 million before tax in 2025 for the coupons paid on Additional Tier 1 Notes, thereof € 728 million in the second quarter and € 32 million in the fourth quarter of 2025 . In the second quarters of 2024 and 2023 earnings were adjusted by € 574 million and € 498 million before tax respectively for the coupons paid on Additional Tier 1 Notes. The coupons paid on Additional Tier 1 Notes are not attributable to Deutsche Bank shareholders and therefore need to be deducted in the calculation in accordance with IAS 33.